INVESTMENT IN ASSOCIATED COMPANIES (Summarized Financial Statement Information of Equity Method Investees) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Current assets	$ 296,982	$ 250,316
Total assets	3,861,330	3,459,297
Current liabilities	1,056,611	400,316
Total liabilities	2,770,099	2,476,970
Statement of operations information [Abstract]
Operating revenues	670,393	513,396	$ 471,047
River Box
Schedule of Equity Method Investments [Line Items]
Final dividend distribution	$ 2,900	2,200
SFL Hercules Ltd
Schedule of Equity Method Investments [Line Items]
Final dividend distribution		$ 0
River Box
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)	49.90%	49.90%	49.90%
Current assets	$ 15,186	$ 13,987
Non-current assets	234,572	247,361
Total assets	249,758	261,348
Current liabilities	14,267	13,242
Non-current liabilities	218,944	231,471
Total liabilities	233,211	244,713
Total stockholders' equity	16,547	16,635
Due to parent	45,000	45,000
Statement of operations information [Abstract]
Operating revenues	19,269	20,115
Net operating revenues	19,248	20,094
Net income	2,833	3,267
Interest payable to parent	$ 4,600	4,600	$ 0
SFL Hercules Ltd
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)			100.00%
Statement of operations information [Abstract]
Operating revenues		13,753	$ 15,072
Net operating revenues		6,558	15,050
Net income		927	3,827
Interest payable to parent		2,400	3,600
River Box And SFL Hercules
Statement of operations information [Abstract]
Operating revenues		33,868
Net operating revenues		26,652
Net income		$ 4,194
SFL Deepwater Ltd
Statement of operations information [Abstract]
Operating revenues			11,835
Net operating revenues			11,892
Net income			(6,002)
Interest payable to parent			3,800
SFL Linus Ltd
Statement of operations information [Abstract]
Operating revenues			18,666
Net operating revenues			18,590
Net income			6,461
Interest payable to parent			4,500
SFL Deepwater, SFL Hurcules And SFL Linus
Statement of operations information [Abstract]
Operating revenues			45,573
Net operating revenues			45,532
Net income			$ 4,286